COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

		Shares/Units	Value
COMMON STOCK	99.0%
AUSTRALIA	3.8%
ENVIRONMENTAL SERVICES	1.0%
Cleanaway Waste Management Ltd.		5,482,930	$10,049,711

TOLL ROADS	2.3%
Transurban Group(a)		2,446,142	22,336,846

TRANSPORT LOGISTICS	0.5%
Qube Holdings Ltd.		1,776,661	4,831,784

TOTAL AUSTRALIA			37,218,341

BRAZIL	2.7%
ELECTRIC	1.8%
Cia Paranaense de Energia—Copel		4,562,064	10,354,593
Equatorial Energia SA		1,042,859	7,240,104

			17,594,697

RAILWAYS	0.9%
Rumo SA		3,196,998	9,592,946

TOTAL BRAZIL			27,187,643

CANADA	7.1%
MIDSTREAM	6.4%
Keyera Corp.		79,609	2,670,794
Keyera Corp., Subscription Receipts		188,737	6,156,973
South Bow Corp.		169,932	4,808,452
TC Energy Corp.		922,643	50,166,268

			63,802,487

RAILWAYS	0.7%
Canadian Pacific Kansas City Ltd.		83,822	6,242,833

TOTAL CANADA			70,045,320

CHINA	1.5%
GAS DISTRIBUTION	1.3%
ENN Energy Holdings Ltd., (H Shares)		1,553,200	12,843,622

TOLL ROADS	0.2%
Zhejiang Expressway Co. Ltd., (H Shares)		2,292,000	2,117,654

TOTAL CHINA			14,961,276

FRANCE	2.2%
AIRPORTS	1.3%
Aeroports de Paris SA		97,397	12,841,394

TOLL ROADS	0.9%
Vinci SA		64,606	8,946,592

TOTAL FRANCE			21,787,986

HONG KONG	1.1%
ELECTRIC
Power Assets Holdings Ltd.		1,716,000	10,866,747

INDIA	2.9%
AIRPORTS	0.7%
GMR Airports Ltd.(b)		6,739,036	6,611,619

		Shares/Units	Value
ELECTRIC	1.6%
NTPC Ltd.		4,270,730	$16,387,636

MARINE PORTS	0.6%
JSW Infrastructure Ltd.		1,754,054	6,220,964

TOTAL INDIA			29,220,219

ITALY	1.6%
COMMUNICATIONS	1.0%
Infrastrutture Wireless Italiane SpA(c)		826,888	9,717,792

GAS DISTRIBUTION	0.6%
Italgas SpA		668,702	6,151,180

TOTAL ITALY			15,868,972

JAPAN	3.9%
ELECTRIC	1.6%
Chubu Electric Power Co., Inc.		523,800	7,291,086
Kansai Electric Power Co., Inc.		607,800	8,706,930

			15,998,016

GAS DISTRIBUTION	0.9%
Osaka Gas Co. Ltd.		299,900	8,697,779

RAILWAYS	1.4%
Central Japan Railway Co.		479,500	13,757,437

TOTAL JAPAN			38,453,232

LUXEMBOURG	0.4%
COMMUNICATIONS
SES SA		544,514	4,145,776

MALAYSIA	1.3%
ELECTRIC
Tenaga Nasional Bhd.		3,946,900	12,398,246

MEXICO	2.4%
AIRPORTS
Grupo Aeroportuario del Sureste SAB de CV, Class B		750,617	24,243,452

NETHERLANDS	0.7%
MARINE PORTS
Koninklijke Vopak NV		147,256	6,749,470

NEW ZEALAND	0.6%
AIRPORTS
Auckland International Airport Ltd.		1,380,204	6,305,367

PHILIPPINES	2.0%
MARINE PORTS
International Container Terminal Services, Inc.		2,394,550	19,403,261

SPAIN	2.1%
AIRPORTS	1.6%
Aena SME SA(c)		571,484	15,613,034

COMMUNICATIONS	0.5%
Cellnex Telecom SA(c)		158,134	5,475,034

TOTAL SPAIN			21,088,068

		Shares/Units	Value
UNITED KINGDOM	3.3%
ELECTRIC	2.5%
National Grid PLC		1,760,213	$25,271,029

WATER	0.8%
Pennon Group PLC		1,207,806	7,595,590

TOTAL UNITED KINGDOM			32,866,619

UNITED STATES	59.4%
COMMUNICATIONS	3.3%
American Tower Corp.		93,470	17,976,151
Crown Castle, Inc.		151,427	14,611,191

			32,587,342

ELECTRIC	28.1%
Alliant Energy Corp.		258,855	17,449,415
Ameren Corp.		213,442	22,279,076
Black Hills Corp.		162,864	10,030,794
CenterPoint Energy, Inc.		740,987	28,750,296
Dominion Energy, Inc.		219,211	13,409,137
Entergy Corp.		418,303	38,981,657
Evergy, Inc.		262,832	19,980,489
NextEra Energy, Inc.		841,019	63,488,524
PG&E Corp.		924,305	13,938,519
PPL Corp.		587,927	21,847,367
WEC Energy Group, Inc.		153,126	17,546,708
Xcel Energy, Inc.		146,245	11,794,659

			279,496,641

ENVIRONMENTAL SERVICES	0.8%
Waste Connections, Inc.		48,632	8,549,475

GAS DISTRIBUTION	8.3%
Atmos Energy Corp.		93,450	15,956,588
NiSource, Inc.		378,524	16,390,089
Sempra		409,487	36,845,640
Spire, Inc.		162,904	13,279,934

			82,472,251

MIDSTREAM	7.1%
Cheniere Energy, Inc.		20,871	4,904,268
Targa Resources Corp.(d)		84,327	14,128,146
Venture Global, Inc., Class A		401,871	5,702,549
Williams Cos., Inc.		732,443	46,400,264

			71,135,227

RAILWAYS	10.3%
CSX Corp.		947,911	33,660,320
Norfolk Southern Corp.		88,764	26,665,593
Union Pacific Corp.		176,394	41,694,250

			102,020,163

		Shares/Units	Value
WATER	1.5%
American Water Works Co., Inc.		105,560	$14,692,896

TOTAL UNITED STATES			590,953,995

TOTAL COMMON STOCK (Identified cost—$819,089,928)			983,763,990

SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07%(e)		3,630,458	3,630,458
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(e)		3,630,000	3,630,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,260,458)			7,260,458

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$826,350,386)	99.7%		991,024,448
WRITTEN OPTION CONTRACTS (Premiums received—$29,886)	(0.0)		(12,640)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		3,333,379

NET ASSETS	100.0%		$994,345,187

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Received	Value
Put — Crown Castle, Inc.	$90.00	10/17/25	(316)	$(3,049,084)	$(29,886)	$(12,640)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$983,763,990	$—	$—	$983,763,990
Short-Term Investments	—	7,260,458	—	7,260,458

Total Investments in Securities(g)	$983,763,990	$7,260,458	$—	$991,024,448

Written Option Contracts	$(12,640)	$—	$—	$(12,640)

Total Derivative Liabilities(g)	$(12,640)	$—	$—	$(12,640)

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non–income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $30,805,860 which represents 3.1% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	All or a portion of the security is pledged in connection with written option contracts. $1,679,086 in aggregate has been pledged as collateral.
(e)	Rate quoted represents the annualized seven–day yield.
(f)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(g)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Sector Summary	% of Net Assets
Electric	38.0
Midstream	13.5
Railways	13.3
Gas Distribution	11.1
Airports	6.6
Communications	5.2
Toll Roads	3.4
Marine Ports	3.3
Water	2.3
Environmental Services	1.8
Transport Logistics	0.5
Other (includes short-term investments)	1.0

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940 (the 1940 Act). As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of September 30, 2025 are disclosed in the Fund’s Schedule of Investments.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) —(Continued)

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.